FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended:  June 30, 2011

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       Name:     Investor AB
                       ---------------------

                       Address:  Arsenalsgatan 8C, S-103, 23
                                 Stockholm, Sweden
                       -------------------------------------


                        Form 13F File Number: 028-03431
                        -------------------------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:                  Mr. Anders Eckerwall            Ms. Petra Hedengran

Title:                 Vice President Head of          Head of Corporate
                       Securities Administration       Governance and Compliance
                       and Risk Management

Phone:                 +46 (0) 8 614 21 33             +46 (0) 8 614 20 97

Signature, Place, and Date of Signing

/s/ Anders Eckerwall        Stockholm, Sweden           August 15, 2011
---------------------       ------------------          -----------------
[Signature]                 [City, State]               [Date]

/s/ Petra Hedengran         Stockholm, Sweden           August 15, 2011
--------------------        ------------------          -----------------
[Signature]                 [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                  0
                                                  ---

Form 13F Information Table Entry Total:             8
                                                  ---

Form 13F Information Table Value Total:       $523,583 (thousands)
                                              --------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                                  Investor AB
                                    FORM 13F
                                 June 30, 2011


                            TITLE OF                VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS      CUSIP     (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD      NONE
ACHILLION PHARMACEUTICALS
   IN                       COM         00448Q201    $2,610      350,764  SH         DEFINED             350,764
CHINACACHE INTL HLDG LTD    SPON ADR    16950M107   $32,344    3,492,842  SH         DEFINED           3,492,842
CONSTANT CONTACT INC        COM         210313102    $4,562      179,740  SH         DEFINED             179,740
CORCEPT THERAPEUTICS INC    COM         218352102    $7,278    1,823,947  SH         DEFINED           1,823,947
DRESSER-RAND GROUP INC      COM         261608103   $10,780      200,558  SH         SOLE                200,558
ISTA PHARMACEUTICALS INC    COM NEW     45031X204    $8,790    1,150,575  SH         DEFINED           1,150,575
NASDAQ OMX GROUP INC        COM         631103108  $455,505   18,004,142  SH         SOLE             18,004,142
NYSE EURONEXT               COM         629491101    $1,714       50,000  SH         SOLE                 50,000



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